Note 4 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment [Table Text Block]
			November 30, 2012
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	243,798	188,935	54,863
Computer software	126,568	53,916	72,652
Furniture and fixtures	140,829	98,091	42,738
Laboratory equipment	2,602,478	1,383,709	1,218,769
Leasehold improvements	1,108,246	1,108,246	-
Laboratory equipment under capital lease	225,192	88,617	136,575
Computer equipment under capital lease	84,990	74,884	10,106
	4,532,101	2,996,398	1,535,703
			November 30, 2011
	Cost	Accumulated amortization	Carrying value
	$	$	$

Computer equipment	185,662	145,070	40,592
Computer software	39,355	27,808	11,547
Furniture and fixtures	111,255	76,187	35,068
Laboratory equipment	1,941,659	1,264,505	677,154
Leasehold improvements	940,362	927,021	13,341
Lab equipment under capital lease	201,622	44,128	157,494
Computer under capital lease	76,093	59,375	16,718
	3,496,008	2,544,094	951,914